Commitments and Contingencies (Details Textual) ₪ / shares in Units, $ in Thousands, ₪ in Millions	1 Months Ended						12 Months Ended
	Feb. 26, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 ILS (₪)	Jan. 31, 2015 USD ($)	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS (₪)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 ₪ / shares
Commitments and Contingencies [Line Items]
Ordinary shares, par value | ₪ / shares												₪ 1		₪ 1
Rent expenses							$ 28,343		$ 25,411	$ 22,701
Estimated amount due to OCS							$ 1,944
Series A Secured Debentures [Member] | January 2018 [Member]
Commitments and Contingencies [Line Items]
Issued additional private placement of par value | ₪								₪ 150.0
Matrix [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | ₪ / shares												₪ 1.0
Percentage of total balance sheet will not exceed by debt							40.00%	40.00%
Ratio of debts							The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5.	The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5.
Percentage of matrix share capital							30.00%	30.00%
Balances of cash and short-term investments							$ 14,400					₪ 50.0
Percentage of shareholder's interest							50.10%	50.10%
Matrix committed not to distribute dividends							$ 79,300	₪ 275.0
Matrix's equity measured based on IFRS							$ 188,300					₪ 653.0
Matrix [Member] | January 2018 [Member]
Commitments and Contingencies [Line Items]
Issued pledged additional shares | shares							1,692,954	1,692,954
Magic [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | ₪ / shares												₪ 0.1
Percentage of total balance sheet will not exceed by debt							50.00%	50.00%
Ratio of debts							The ratio of Magic's total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25	The ratio of Magic's total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25
Balances of cash and short-term investments							$ 10,000
Shareholders' equity not including minority interests amount							$ 100,000
Magic [Member] | January 2018 [Member]
Commitments and Contingencies [Line Items]
Issued pledged additional shares | shares							3,487,198	3,487,198
Formula [Member]
Commitments and Contingencies [Line Items]
Ratio of debts							The ratio of Company's financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.5 (all based on the Company's consolidated financial statements).	The ratio of Company's financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.5 (all based on the Company's consolidated financial statements).
Percentage of shareholder's interest							20.00%	20.00%
Shareholders' equity not including minority interests amount							$ 160,000
TASE over a period							60 days	60 days
Financial liabilities							$ 130,000					₪ 450.0
Percenatge of short term deposits and short term marketable securities to total assets							30.00%					30.00%
Distribute dividends except, description							Formula committed not to distribute dividends except for if the ratio of the Company's unpaid principal amount of the loan to the fair market value of its collaterals will not exceed 50%, and if the distribution will not cause its cash, short-term deposits and short-term marketable securities to be less than NIS45 million (approximately $13 million), or if the dividend will not exceed 75% of accumulated profits accrued from the date of which the loan was granted until the distribution.	Formula committed not to distribute dividends except for if the ratio of the Company's unpaid principal amount of the loan to the fair market value of its collaterals will not exceed 50%, and if the distribution will not cause its cash, short-term deposits and short-term marketable securities to be less than NIS45 million (approximately $13 million), or if the dividend will not exceed 75% of accumulated profits accrued from the date of which the loan was granted until the distribution.
Formula [Member] | Series A Secured Debentures [Member]
Commitments and Contingencies [Line Items]
Shareholders' equity not including minority interests amount							$ 250,000
Percentage of financial indebtedness							65.00%	65.00%
Percentage of profits accrued distribution										75.00%	75.00%
Formula [Member] | Series B Convertible Debentures [Member]
Commitments and Contingencies [Line Items]
Shareholders' equity not including minority interests amount							$ 160
Percentage of financial indebtedness							65.00%	65.00%
Sapiens Technologies [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | € / shares													€ 0.01
Royalty commitments, description							In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.	In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.
Sapiens Technologies [Member] | Covenant [Member]
Commitments and Contingencies [Line Items]
Shareholders' equity not including minority interests amount							$ 160
Percentage of financial indebtedness							65.00%	65.00%
Percentage of profits accrued distribution							75.00%	75.00%
Sapiens Technologies [Member] | Covenant One [Member]
Commitments and Contingencies [Line Items]
Shareholders' equity not including minority interests amount							$ 120,000
Percentage of financial indebtedness							65.00%	65.00%
Percentage of profits accrued distribution							65.00%	65.00%
Legal Proceedings [Member]
Commitments and Contingencies [Line Items]
Company sought damages amount					$ 13,400	₪ 52.0
Software company filed a lawsuit amount		$ 9,800	₪ 34.1
One indictment regarding a tender amount	$ 360
Payment of plaintiffs amount				$ 2,400
Guarantees [Member] | Customers and suppliers [Member]
Commitments and Contingencies [Line Items]
Bank guarantees amount							$ 29,700
Guarantees [Member] | Offices [Member]
Commitments and Contingencies [Line Items]
Bank guarantees amount							4,500
Guarantees [Member] | Contracts with customers [Member]
Commitments and Contingencies [Line Items]
Restricted bank deposits							$ 900